Shareholder Report, Average Annual Return (Details) 199463_Vert Global Sustainable Real Estate ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	104 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Vert Global Sustainable Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vert Global Sustainable Real Estate ETF NAV
Average Annual Return, Percent	12.94%	3.33%	4.49%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	23.67%	10.98%	11.72%
S&P Global REIT (US Dollar) Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global REIT (US Dollar) Net Total Return Index
Average Annual Return, Percent	15.39%	2.94%	4.65%